80737

FORM D

SEC MAIL PROCESSING RECEIVED JAN 10 2003 WASH, D.C. 155 SECTION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Offering of Class B Common Shares

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

03000690

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Archstone - Smith Operating Trust

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
9200 East Panorama Circle, Suite 400, Englewood, CO 80112	(303) 792-8113
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

Ownership, operation and management of multi-family residential real estate.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify):
☐ business trust ☐ limited partnership, to be formed Real Estate Investment Trust

PROCESSED
JAN 14 2003
P THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 0 1 Year 6 3 ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) M D

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

R. Scot Sellers - Chairman and CEO
Full Name (Last name first, if individual)

9200 East Panorama Circle, Suite 400, Englewood, CO 80112
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Charles E. Mueller, Jr. - Chief Financial Officer
Full Name (Last name first, if individual)

9200 East Panorama Circle, Suite 400, Englewood, CO 80112
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Richard A. Banks - President - West Division
Full Name (Last name first, if individual)

9200 East Panorama Circle, Suite 400, Englewood, CO 80112
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

J. Lindsay Freeman - President - East Division
Full Name (Last name first, if individual)

9200 East Panorama Circle, Suite 400, Englewood, CO 80112
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Wesley D. Minami - President - Charles E. Smith Division
Full Name (Last name first, if individual)

9200 East Panorama Circle, Suite 400, Englewood, CO 80112
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Dana K. Hamilton - Executive Vice President of National Operations
Full Name (Last name first, if individual)

9200 East Panorama Circle, Suite 400, Englewood, CO 80112
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Daniel E. Amedro - Senior Vice President and Chief Information Officer
Full Name (Last name first, if individual)

9200 East Panorama Circle, Suite 400, Englewood, CO 80112
Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Caroline Brower - Senior Vice President, General Counsel and Secretary
Full Name (Last name first, if individual)

9200 East Panorama Circle, Suite 400, Englewood, CO 80112
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Mark A. Schumacher - Senior Vice President and Controller
Full Name (Last name first, if individual)

9200 East Panorama Circle, Suite 400, Englewood, CO 80112
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $N/A

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 33,355,474.08	$ 33,355,474.08
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify)	$	$
Total	$ 33,355,474.08	$ 33,355,474.08

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	13	$ 33,355,474.08
Non-accredited Investors	0	$ 0.00
Total (for filings under Rule 504 only)	13	$ 33,355,474.08

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$ 5,000.00
Printing and Engraving Costs	☒	$ 0.00
Legal Fees	☒	$ 100,000.00
Accounting Fees	☒	$ 25,000.00
Engineering Fees	☒	$ 0.00
Sales Commissions (specify finders' fees separately)	☒	$ 0.00
Other Expenses (identify) Travel and miscellaneous fees and expenses	☒	$ 120,000.00
Total	☒	$ 250,000.00

CCH S20620 0630

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C—Question 1 and total expenses furnished in response to Part C—Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 33,105,474.08

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C—Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☒ $ 0.00	☐ $ 33,355,474.08
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☒ $ 0.00	☒ $ 33,355,474.08
Total Payments Listed (column totals added)	☒ $ 33,355,474.08	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Archstone - Smith Operating Trust	Caroline Brower	1/9/03
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Caroline Brower	Senior Vice President, General Counsel and Secretary	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Archstone - Smith Operating Trust	Caroline Brower	1/9/04
Name (Print or Type)	**Title (Print or Type)**	
Caroline Brower	Senior Vice President, General Counsel and Secretary	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX										
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC		X	$9,916,279.00	3	$9,916,279.00				X
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD		X	$10,948,093.00	4	$10,948,093.00				X
MA									
MI									
MN									
MS									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC		X	$953,952.00	1	$953,952.00				X
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA		X	$10,560,603.00	4	$10,560,603.00				X
WA		X	$976,545.00	1	$976,545.00				X
WV									
WI									

APPENDIX									
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY									
PR									

CCH S20625 0630

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0361
Expires:	July 31, 2003
Estimated average burden hours per response	0.05

FORM ADV-E

Certificate of Accounting of Client Securities and Funds in the Possession or Custody of an Investment Adviser

Pursuant to Rule 206(4)-2 [17 CFR 275.206(4)-2]

1. Investment Adviser Act SEC File Number: 801- 55926

Date examination completed: October 31, 2002

2. State identification Number:

AL 110577	AK	AZ	AR	CA
CO	CT	DE	DC	FL
GA	HI	ID	IL	IN
IA	KS	KY	LA	ME
MD	MA	MI	MN	MS
MO	MT	NE	NV	NH
NJ	NM	NY	NC	ND
OH	OK	OR	PA	RI
SC	SD	TN 110577	TX	UT
VT	VA	WA	WV	WI
WY	PUERTO RICO			

Other (specify):

3. Full name of investment adviser: (If individual, state last, first, middle name):

The Harbinger Group, Inc.

4. Name under which business is conducted, if different from above:

5. Address of principal place of business (number, street, city, state, zip code):

One Riverchase Parkway, South, Birmingham, AL 35244

SEC MAIL PROCESSING RECEIVED JAN 10 2003 WASH, D.C. 155 SECTION

INSTRUCTIONS

This Form must be completed by investment advisers who possess or have custody of client funds or securities.
This Form may not be used to amend any information included in an investment adviser's registration statement (*e.g.*, business address).

Investment Adviser

1. All items must be completed by the investment adviser.
2. Give this Form to the independent public accountant who, in compliance with rule 206(4)-2(a)(5) under the Act and applicable state law, examines client funds and securities in the custody or possession of the investment adviser.

Accountant

3. Submit this Form to the Securities and Exchange Commission and appropriate state securities administrators when filing the certificate of accounting required by Rule 206(4)-2(a)(5) under the Act and applicable state law. File the original and one copy with the Securities and Exchange Commission's principal office in Washington, D.C., one copy with the regional office for the region in which the investment adviser's principal business operations are conducted, and one copy with the appropriate state administrator(s), if applicable.

THIS FORM MUST BE GIVEN TO YOUR INDEPENDENT PUBLIC ACCOUNTANT

SEC's Collection of Information. An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Sections 203(c)(1) and 204 of the Advisers Act authorize the Commission to collect the information on this Form from applicants. *See* 15 U.S.C. §§ 80b-3(c)(1) and 80b-4. Filing of this Form is mandatory. The principal purpose of this collection of information is to make the examination certificates filed by an accountant pursuant to Rule 206(4)-2(a)(5) under the Advisers Act (after that accountant has verified by actual examination the securities and funds of clients in the custody of an investment adviser) more accessible for inspection by the Commission staff and the public and will facilitate verification of compliance with examination requirements. *See* 17 C.F.R. § 275.206(4)-2(a)(5). The Commission will maintain files of the information on Form ADV-E and will make the information publicly available. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate on page one of Form ADV-E, and any suggestions for reducing this burden. This collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C. §3507. The applicable Privacy Act system of records is SEC-2, and the routine uses of the records are set forth at 40 Federal Register 39255 (Aug. 27, 1975) and 41 FR 5318 (Feb. 5, 1976).

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0361
Expires:	July 31, 2003
Estimated average burden hours per response.......	0.05

FORM ADV-E

Certificate of Accounting of Client Securities and Funds in the Possession or Custody of an Investment Adviser

Pursuant to Rule 206(4)-2 [17 CFR 275.206(4)-2]

1. Investment Adviser Act SEC File Number: 801- 45421

Date examination completed: October 31, 2002

2. State identification Number:

AL 110440	AK	AZ	AR	CA
CO	CT	DE	DC	FL
GA	HI	ID	IL	IN
IA	KS	KY	LA	ME
MD	MA	MI	MN	MS
MO	MT	NE	NV	NH
NJ	NM	NY	NC	ND
OH	OK	OR	PA	RI
SC	SD	TN	TX	UT
VT	VA	WA	WV	WI
WY	PUERTO RICO			

Other (specify):

3. Full name of investment adviser: (If individual, state last, first, middle name):
The Harbinger Group JV

4. Name under which business is conducted, if different from above:

5. Address of principal place of business (number, street, city, state, zip code):
One Riverchase Parkway, South, Birmingham, AL 35203

SEC MAIL PROCESSING SECTION RECEIVED JAN 10 2003 WASH. D.C. 155

INSTRUCTIONS

This Form must be completed by investment advisers who possess or have custody of client funds or securities.
This Form may not be used to amend any information included in an investment adviser's registration statement (*e.g.*, business address).

Investment Adviser

1. All items must be completed by the investment adviser.
2. Give this Form to the independent public accountant who, in compliance with rule 206(4)-2(a)(5) under the Act and applicable state law, examines client funds and securities in the custody or possession of the investment adviser.

Accountant

3. Submit this Form to the Securities and Exchange Commission and appropriate state securities administrators when filing the certificate of accounting required by Rule 206(4)-2(a)(5) under the Act and applicable state law. File the original and one copy with the Securities and Exchange Commission's principal office in Washington, D.C., one copy with the regional office for the region in which the investment adviser's principal business operations are conducted, and one copy with the appropriate state administrator(s), if applicable.

THIS FORM MUST BE GIVEN TO YOUR INDEPENDENT PUBLIC ACCOUNTANT

SEC's Collection of Information. An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Sections 203(c)(1) and 204 of the Advisers Act authorize the Commission to collect the information on this Form from applicants. *See* 15 U.S.C. §§ 80b-3(c)(1) and 80b-4. Filing of this Form is mandatory. The principal purpose of this collection of information is to make the examination certificates filed by an accountant pursuant to Rule 206(4)-2(a)(5) under the Advisers Act (after that accountant has verified by actual examination the securities and funds of clients in the custody of an investment adviser) more accessible for inspection by the Commission staff and the public and will facilitate verification of compliance with examination requirements. *See* 17 C.F.R. § 275.206(4)-2(a)(5). The Commission will maintain files of the information on Form ADV-E and will make the information publicly available. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate on page one of Form ADV-E, and any suggestions for reducing this burden. This collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C. §3507. The applicable Privacy Act system of records is SEC-2, and the routine uses of the records are set forth at 40 Federal Register 39255 (Aug. 27, 1975) and 41 FR 5318 (Feb. 5, 1976).

PRICEWATERHOUSECOOPERS

PricewaterhouseCoopers LLP
1901 6th Avenue, North
Suite 1600
Birmingham AL 35203-2690
Telephone (205) 252 8400
Facsimile (205) 252 7776

Report of Independent Accountants

To the Board of Directors of
The Harbinger Group, Inc. and
The Harbinger Group, JV

We have examined management's assertion, included in the accompanying Management Statement Regarding Compliance with Certain Provisions of the Investment Advisers Act of 1940, about The Harbinger Group, Inc.'s and The Harbinger Group, JV's (the "Companies'") compliance with certain provisions of Rules 204-2(b) and 206(4)-2 of the Investment Advisers Act of 1940 (the "Act") as of, and during the period from January 1, 2002 through October 31, 2002. Management is responsible for the Companies' compliance with those requirements. Our responsibility is to express an opinion on management's assertion about the Companies' compliance based on our examination.

Our examination was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants and, accordingly, included examining, on a test basis, evidence about the Companies' compliance with those requirements and performing such other procedures as we considered necessary in the circumstances. Included among our procedures were the following tests performed as of October 31, 2002:

- Count and inspection of all securities located in the vault of the Companies in Birmingham, Alabama without prior notice to management;

- Confirmation of all cash and securities held by AmSouth Bank, LaSalle Bank, JP Morgan Chase Bank, Bear Stearns Securities Corporation, Bank of Ireland, Credit Suisse First Boston, and Morgan Stanley in the name of the Companies as agent or trustee for clients;

- Reconciliation of all such cash and securities to books and records of client accounts maintained by the Companies;

- Confirmation with all clients of the detail of cash and securities held by the Companies on behalf of such clients;

We believe that our examination provides a reasonable basis for our opinion. Our examination does not provide a legal determination on the Companies' compliance with specified requirements.

In our opinion, management's assertion that The Harbinger Group, Inc. and The Harbinger Group, JV were in compliance with the requirements of subparagraphs (1) and (2) of Rule 206(4)-2(a) under the Investment Advisers Act of 1940 as of October 31, 2002 and have complied with Rule 204-2(b) and the requirements of subparagraphs (3) and (4) of Rule 206(4)-2(a) under the Act for the period from January 1, 2002 through October 31, 2002 is fairly stated, in all material respects.

This report is intended solely for the information and use of the Board of Directors, management, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than those specified parties.

PricewaterhouseCoopers LLP

December 20, 2002

Management Statement Regarding Compliance with Certain Provisions of the Investment Advisers Act of 1940

We, as members of management of The Harbinger Group, Inc. and The Harbinger Group, J.V. (the "Companies") are responsible for complying with the requirements of Rule 204-2(b), "Books and Records to be Maintained by Investment Advisers" and Rule 206(4)-2, "Custody or Possession of Funds or Securities of Clients" of the Investment Advisers Act of 1940 (the "Act"). We are also responsible for establishing and maintaining effective internal controls over compliance with the Rule 204-2(b) and Rule 206(4)-2 requirements. We have performed an evaluation of the Companies' compliance with certain provisions of Rule 204-2(b) and Rule 206(4)-2 as of October 31, 2002 and during the period from January 1, 2002 through October 31, 2002. Based on this evaluation, we assert that the Companies were in compliance with the Act as described below:

Rule 204-2(b) under the Act requires that an investment adviser who has custody or possession of funds and/or securities of any client must record all transactions for such clients in a journal and in separate ledger accounts for each client and must maintain copies of confirmations of all transactions in such accounts and a position record for each security in which a client has an interest.

In addition, Rule 206(4)-2(a) provides, in general, that it shall constitute a fraudulent, deceptive or manipulative act or practice for any investment adviser who has custody or possession of funds or securities of clients to do any act or to take any action with respect to any such funds or securities unless (1) all such securities are segregated, marked for identification, and held in safekeeping in a reasonably safe place; (2) (i) the funds are deposited in one or more bank accounts which contain only clients' funds; (ii) such account(s) are maintained in the name of the investment adviser as agent or trustee for such clients; and (iii) the investment adviser maintains certain appropriate records with respect to such accounts; (3) immediately after accepting such funds and securities the investment adviser notified the client in writing of the place and manner in which they will be maintained; and (4) not less frequently than once every 3-month period each client is sent an itemized statement showing debits, credits, and transactions in the client's account during the period and the funds and securities held at the end of the period.

The Harbinger Group, Inc.
The Harbinger Group, J.V.

By: David A. Boutwell

David A. Boutwell
Vice President and Controller

October 31, 2002

Date